SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Information needed to compute basic and diluted earnings per share (Details) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Basic (Loss) Earnings per common share
Net income	$ (1,919,615)	$ (570,333)	$ 1,191,840	$ 2,690,543	$ (834)	$ (1,000)	$ (1,000)	$ (1,298,108)	$ 2,689,709	$ 1,910,487
Income available to common shareholders	(1,919,615)			2,690,543			(1,000)	(1,298,108)	2,689,709	1,910,487
Basic (loss) Earnings per common share:
Net Income available to common shareholders	$ (1,919,615)			$ 2,690,543			$ (1,000)	$ (1,298,108)	$ 2,689,709	$ 1,910,487
Weighted Average Number of Shares - Basic	10,307,037			9,453,125			2,750,000	13,957,179	5,008,929	7,732,021
Earnings Per Share - Basic	$ (0.19)			$ 0.28			$ 0.00	$ (0.09)	$ 0.54	$ 0.25
Diluted (loss) earnings per common share:
Net Income available to common shareholders	$ (1,919,615)			$ 2,690,543			$ (1,000)	$ (1,298,108)	$ 2,689,709	$ 1,910,487
Weighted Average Number of Shares - Basic	10,307,037			9,453,125			2,750,000	13,957,179	5,008,929	7,732,021
Weighted average diluted shares outstanding (in shares)	10,307,037			9,672,826			2,750,000	13,957,179	5,356,456	7,991,952
Earnings Per Share - Diluted	$ (0.19)			$ 0.28			$ 0.00	$ (0.09)	$ 0.50	$ 0.24
New Dragonfly
Basic (Loss) Earnings per common share
Net income								$ (7,456,000)	$ 4,421,000	$ 4,338,000	$ 6,878,000
(Loss) Income available for distribution								(7,456,000)	4,421,000	4,338,000	6,878,000
Income allocated to participating securities									(1,469,000)	1,405,000	2,290,000
Income available to common shareholders								(7,456,000)	2,952,000	2,933,000	4,588,000
Basic (loss) Earnings per common share:
Net Income available to common shareholders								$ (7,456,000)	$ 2,952,000	$ 2,933,000	$ 4,588,000
Weighted Average Number of Shares - Basic								21,131,993	20,063,211	20,101,129	20,040,470
Earnings Per Share - Basic								$ (0.35)	$ 0.15	$ 0.15	$ 0.23
Diluted (loss) earnings per common share:
Net Income available to common shareholders								$ (7,456,000)	$ 2,952,000	$ 2,933,000	$ 4,588,000
Weighted Average Number of Shares - Basic								21,131,993	20,063,211	20,101,129	20,040,470
Dilutive effect related to stock options								0	1,862,894	1,829,979	1,348,315
Weighted average diluted shares outstanding (in shares)								21,131,993	21,926,105	21,931,108	21,388,785
Earnings Per Share - Diluted								$ (0.35)	$ 0.13	$ 0.13	$ 0.21